Nature of Operations and Continuance of Business	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Continuance of Business

1.	Nature of Operations and Continuance of Business

Owlhead Minerals Corp. (the “Company”) was incorporated in the State of Nevada on July 25, 2005. On April 21, 2008, the name was changed from Eardley Ventures to Owlhead Minerals Corp. The Company is an exploration stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company’s principal business is the acquisition and exploration of mineral properties. The Company has not presently determined whether its properties contain mineral reserves that are economically recoverable.

On September 25, 2012, Owlhead Minerals (BC) Corp., the Company’s wholly owned subsidiary, was incorporated in the province of British Columbia, Canada to carry out exploration of mineral property claims in the province of British Columbia.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated revenues since inception and is unlikely to generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at March 31, 2013, the Company has a working capital deficiency of $247,263 and has accumulated losses of $392,598 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.